Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of Significant Accounting Policies (Textual) [Abstract]
Premium method using interest rates	6.60%
Expenses discounted using weighted average interest rates	4.70%
Reversion period	3 years
Fixed maturity securities priced using external source data	86.00%	87.00%
Fixed maturity securities priced using independent pricing services	99.00%	99.00%
Agreements require a minimum of fair value	102.00%
Fair value of securities received as collateral and recorded off balance sheet	$ 167	$ 0
Fair value of loaned securities	$ 389	254
Loans delinquent period	90 days
Valuation allowance for policy loan	$ 0
Government agency discount notes maturity period	12 months
Unfunded commitments, equity method investments	$ 315	123
Carrying value of investments in limited partnerships	199	141
LIHTC Funds Sold	$ 1,400	$ 1,300
Cumulative yields after tax maturity	2031
Effective period of Guarantees	15 years	15 years
Maximum amount payment to investors under guarantees	$ 720
Net assets of all consolidated VIEs	$ 644	$ 640
Cash and cash equivalents liquid investments maturities period	Less than three months
Company's life insurance	3.00%	4.00%	4.00%
Life insurance policies	35.00%	37.00%	38.00%
Other [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Other long-term investments	$ 585	$ 580
Other Assets [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Other assets	113	109
Other Liabilities [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Other liabilities	67	75
Federal Home Loan Bank Borrowings [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Amount of collateralized funding agreements outstanding	2,300	1,800
Federal Home Loan Bank stock held	$ 46	$ 35
Equity securities [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Reflect assumed gross returns, discount rate	10.50%
Fixed maturity securities [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Reflect assumed gross returns, discount rate	5.00%